Provisions and Contingent Provisions (Details) - Schedule of Activity Regarding Provisions - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions and Contingent Provisions (Details) - Schedule of Activity Regarding Provisions [Line Items]
Balance at beginning	$ 461,022	$ 463,949	$ 330,664
Provisions established	307,514	531,577	453,914
Application of provisions	(376,503)	(429,917)	(80,768)
Provisions released	(106,743)	(107,435)	(240,708)
Other	(1,319)	2,848	847
Balance at ending	283,971	461,022	463,949
Personnel salaries and expenses [Member]
Provisions and Contingent Provisions (Details) - Schedule of Activity Regarding Provisions [Line Items]
Balance at beginning	99,424	109,001	102,958
Provisions established	72,090	121,779	90,363
Application of provisions	(72,840)	(132,340)	(80,768)
Provisions released	(15,474)	(1,748)	(1,836)
Other	(1,293)	2,732	(1,716)
Balance at ending	81,907	99,424	109,001
Lawsuit and litigations [Member]
Provisions and Contingent Provisions (Details) - Schedule of Activity Regarding Provisions [Line Items]
Balance at beginning	5,533	3,035	2,411
Provisions established	556	2,963	624
Application of provisions	(1,585)	(465)
Provisions released
Other
Balance at ending	4,504	5,533	3,035
Loyalty programme [Member]
Provisions and Contingent Provisions (Details) - Schedule of Activity Regarding Provisions [Line Items]
Balance at beginning	38	38	38
Provisions established
Application of provisions
Provisions released
Other
Balance at ending	38	38	38
Operational risks [Member]
Provisions and Contingent Provisions (Details) - Schedule of Activity Regarding Provisions [Line Items]
Balance at beginning	5,149	1,578
Provisions established	1,254	4,053	1,578
Application of provisions	(3,410)	(482)
Provisions released
Other
Balance at ending	2,993	5,149	1,578
Contingencies [Member]
Provisions and Contingent Provisions (Details) - Schedule of Activity Regarding Provisions [Line Items]
Balance at beginning	63,232	52,205	32,726
Provisions established	2,133	24,365	30,413
Application of provisions	(45,974)	(13,338)
Provisions released			(10,934)
Other
Balance at ending	19,391	63,232	52,205
Mandatory Dividend [Member]
Provisions and Contingent Provisions (Details) - Schedule of Activity Regarding Provisions [Line Items]
Balance at beginning	237,683	252,740	164,284
Provisions established	148,921	237,683	252,740
Application of provisions	(237,683)	(252,740)
Provisions released			(164,284)
Other
Balance at ending	148,921	237,683	252,740
Interest of perpetual bonds [Member]
Provisions and Contingent Provisions (Details) - Schedule of Activity Regarding Provisions [Line Items]
Balance at beginning	4,966	4,995
Provisions established	15,157	30,523	4,995
Application of provisions	(15,011)	(30,552)
Provisions released
Other
Balance at ending	5,112	4,966	4,995
Contingent loan [Member]
Provisions and Contingent Provisions (Details) - Schedule of Activity Regarding Provisions [Line Items]
Balance at beginning	44,997	40,357	28,247
Provisions established	67,403	110,211	73,201
Application of provisions
Provisions released	(91,269)	(105,687)	(63,654)
Other	(26)	116	2,563
Balance at ending	$ 21,105	$ 44,997	$ 40,357